Long-term bank debt, current and non current, detail (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long Term Bank Debt [Abstract]
Royal Bank of Scotland - Revolving Credit facility		$ 98,700
Royal Bank of Scotland - Revolving Credit facility Current		6,000
Royal Bank of Scotland - Revolving Credit facility Non- current		92,700
Royal Bank of Scotland - Term Loan	$ 144,687
Royal Bank of Scotland - Term Loan Current	15,376
Royal Bank of Scotland - Term Loan non-current	129,311
less unamortized deferred financing costs	(2,009)	(402)
Bank debt, net of uamortized deferred financing costs	142,678	98,298
Unamortized deferred financing costs, current	(479)	(196)
Current portion of long-term bank debt, net of unamortized deferred financing costs (Note 7)	14,897	5,804
Unamortized deferred financing costs, non-current	(1,530)	(206)
Long-term portion of bank debt, net of unamortized deferred financing costs (Note 7)	$ 127,781	$ 92,494